Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash and cash equivalent [line items]
Short-term deposits	€ 155,192		€ 69,045
Cash on hand and bank accounts	53,923		189,711
TOTAL	209,115	$ 72,549	258,756	$ 81,713	€ 104,380	€ 171,029
TERM ACCOUNTS
Cash and cash equivalent [line items]
Short-term deposits	72,867		69,045
INTEREST-BEARING CURRENT ACCOUNT
Cash and cash equivalent [line items]
Short-term deposits	€ 82,325		€ 0